Schedule of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debentures, Rates From 6.80% To 9.75% Due 2017-2047
Debt Instrument [Line Items]
Maturity date, beginning date range	2017	2017
Maturity date, ending date range	2047	2047
Stated interest rate, minimum	6.80%	6.80%
Stated interest rate, maximum	9.75%	9.75%
Notes, Rates From 6.85% To 7.38% Due 2012 To 2019
Debt Instrument [Line Items]
Maturity date, beginning date range	2012	2012
Maturity date, ending date range	2019	2019
Stated interest rate, minimum	6.85%	6.85%
Stated interest rate, maximum	7.38%	7.38%
BNDES Notes, Rate Of 5.50%, Due 2013-2020
Debt Instrument [Line Items]
Maturity date, beginning date range	2013	2013
Maturity date, ending date range	2020	2020
Stated interest rate	5.50%	5.50%
Sinking Fund Debentures, Rates From 7.50 To 7.65% Due 2014--2027
Debt Instrument [Line Items]
Maturity date, beginning date range	2014	2014
Maturity date, ending date range	2027	2027
Stated interest rate, minimum	7.50%	7.50%
Stated interest rate, maximum	7.65%	7.65%
Industrial Development Revenue Bonds, Rate 7.67% Due 2027
Debt Instrument [Line Items]
Maturity date	2027	2027
Stated interest rate	7.67%	7.67%
Industrial Development Revenue Bonds, Rate 6.35% Due 2035
Debt Instrument [Line Items]
Maturity date	2035	2035
Stated interest rate	6.35%	6.35%
Industrial Development Revenue Bonds, Rate 6.10% Due 2030
Debt Instrument [Line Items]
Maturity date	2030	2030
Stated interest rate	6.10%	6.10%
Pollution Control Revenue Bonds, Rate 6.375% Due 2026
Debt Instrument [Line Items]
Maturity date	2026	2026
Stated interest rate	6.375%	6.375%